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SECURITIES AND EXCHANGE COMMISSION RECEIVED NOV 23 2009 DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

10045465

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, e

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

IQ ARB Merger Arbitrage Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad Based

6. Ticker Symbol(s) of New Derivative Securities Product:

MNA

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NASDAQ; London Exchange; ASX National; Tokyo Exchange; Toronto Exchange; New York Stock Exchange; Italy Continuous

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet M. Kissane

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

Janet M Kissane

November 20, 2009

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 23 2009

Janet Kissane
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.3939
jkissane@nyx.com

NYSE Arca

Via Overnight Mail

November 20, 2009

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – iShares / Barclays / PowerShares / Market Vectors / First Trust

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- iShares S&P India Nifty 50 Index Fund linked to the S&P CNX Nifty Index (Ticker Symbol: INDY)
- Barclays ETN+ Short B Leveraged Exchange Traded Notes linked to the S&P 500 Total Return Index due November 20, 2014 (Ticker Symbol BXDB)
- Barclays ETN+ Short C Leveraged Exchange Traded Notes linked to the S&P 500 Total Return Index due November 20, 2014 (Ticker Symbol BXDC)
- Barclays ETN+ Short B Leveraged Exchange Traded Notes linked to the S&P 500 Total Return Index due November 20, 2014 (Ticker Symbol BXDD)
- Barclays ETN+ Long B Leveraged Exchange Traded Notes linked to the S&P 500 Total Return Index due November 20, 2014 (Ticker Symbol BXUB)
- Barclays ETN+ Long C Leveraged Exchange Traded Notes linked to the S&P 500 Total Return Index due November 20, 2014 (Ticker Symbol BXUC)
- PowerShares Build America Bond Portfolio linked to The BofA Merrill Lynch Build America Bond Index (Ticker Symbol: BAB)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 23 2009

- IQ ARB Merger Arbitrage ETF linked to the IQ ARB Merger Arbitrage Index (Ticker Symbol: MNA)
- Market-Vectors Junior Gold Miners ETF linked to Junior Gold Miners Index (Ticker Symbol GDXJ)
- First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund linked to the NASDAQ OMX Clean Edge Smart Grid Infrastructure Index (Ticker Symbol: GRID)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet McKinnie

Enclosures

cc: Tim Malinowski (NYSE Euronext)